S000024179 [Member] Expense Example - Wasatch Global Value Fund	Sep. 30, 2025 USD ($)
INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,404
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	$ 1,411